Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011
Values of financial instruments outstanding
Notional amount of currency forward contracts - asset	$ 1,608	$ 1,622
Estimated fair value of currency forward contracts - asset	55	63
Notional amount of currency option contracts - asset	608	156
Estimated fair value of currency option contracts - asset	17	1
Notional amount of currency forward contracts - liability	2,155	4,848
Estimated fair value of currency forward contracts - liability	(34)	(129)
Notional amount of currency option contracts - liability	480	180
Estimated fair value of currency option contracts - liability	$ (1)	$ (1)